Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trading Income:
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 4,577	€ 5,655	€ 5,575
Trading Income:
Trading Income:
FIC Sales and Trading	4,963	5,045	5,116
Other trading income (loss)	(211)	517	390
Total trading income (loss)	4,751	5,563	5,506
Non-trading financial assets mandatory at fair value through profit or loss:
Trading Income:
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	160	(65)	217
Non-trading financial assets mandatory at fair value through profit or loss: | Debt Securities
Trading Income:
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	58	(94)	89
Non-trading financial assets mandatory at fair value through profit or loss: | Equity Securities
Trading Income:
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	111	24	(10)
Non-trading financial assets mandatory at fair value through profit or loss: | Loans and loan commitments
Trading Income:
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(13)	(8)	112
Non-trading financial assets mandatory at fair value through profit or loss: | Deposits
Trading Income:
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	0	(4)	(5)
Non-trading financial assets mandatory at fair value through profit or loss: | Others non-trading financial assets mandatory at fair value through profit and loss
Trading Income:
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	4	18	31
Financial assets designated at fair value through profit or loss:
Trading Income:
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(334)	158	(148)
Financial assets designated at fair value through profit or loss: | Loans and loan commitments
Trading Income:
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	11	5	12
Financial assets designated at fair value through profit or loss: | Deposits
Trading Income:
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	1	2	0
Financial assets designated at fair value through profit or loss: | Long-term debt
Trading Income:
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(369)	157	(180)
Financial assets designated at fair value through profit or loss: | Other financial assets/liabilities designated at fair value through profit or loss
Trading Income:
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	€ 23	€ (7)	€ 20